Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Goodwill and intangible assets

Note 10 – Goodwill and intangible assets

Identifiable intangible assets consist of the following:

As of December 31, 2022	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,223,390	$(164,005)	$1,059,385
Tradenames	165,592	(28,615)	136,977
Intellectual property and know-how	98	(30)	68
Non-compete agreements	31,554	(10,792)	20,762
Total	$1,420,634	$(203,442)	$1,217,192

As of December 31, 2021	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,061,990	$(96,196)	$965,794
Tradenames	62,775	(18,202)	44,573
Intellectual property and know-how	3,097	(78)	3,019
Non-compete agreements	29,053	(6,809)	22,244
Customer list	510	(86)	424
Total	$1,157,425	$(121,371)	$1,036,054

The gross carrying amount of intangible assets increased by $263.2 million during the year ended December 31, 2022. The difference was primarily related to business combinations and asset acquisitions, partially offset by impairments of intangible assets, and a loss on difference in foreign currency exchange.

During the year ended December 31, 2022, due to reduced forecasts for future operating performance at the Company’s California and Colorado operations, which was an attributing factor in the Company’s decision to close the majority of operations in the California and Colorado, the Company evaluated the recoverability of the asset groups to determine if the carrying values were in excess of their respective fair values. It was determined that the carrying value of the California and Colorado asset groups exceeded their estimated future undiscounted cash flows, and therefore the Company recorded impairment losses of $0.3 million in the California asset group and $13.9 million in the Colorado asset group. Evaluation of the obsolescense of intangible assets in the Massachusetts market related to the planned exit of the Amesbury Cultivation facility resulted in an impairment loss of $19.4 million. Finally, additional intangible asset impairments were recorded in the Company’s North Dakota and Oregon asset groups in connection with the Company’s annual impairment assessment totaling $3.6 million. These impairments were all recorded within the Domestic reportable segment.

Amortization of intangible assets was $92.6 million and $71.4 million for the years ended December 31, 2022 and 2021, respectively.

The following table outlines the estimated annual amortization expense related to intangible assets as of December 31, 2022:

Year Ending December 31,	Estimated Amortization
2023	$94,515
2024	$93,838
2025	$92,343
2026	$91,808
2027	$91,253

At December 31, 2022, the weighted average amortization period remaining for intangible assets was 14.03 years.

The changes in the carrying amount of goodwill by segment and in total were as follows:

	Domestic	International	Total
Balance at December 31, 2020	$539,288	$—	$539,288
Purchase price adjustments (Note 4)	(37,922)	—	(37,922)
Change in Assets Held for Sale (Note 6)	(2,230)	—	(2,230)
Loss on Impairment	(3,181)	—	(3,181)
Acquisitions (Note 4)	49,645	61,806	111,451
Difference in exchange	—	(1,572)	(1,572)
Balance at December 31, 2021	$545,600	$60,234	$605,834
Purchase price adjustments (Note 4)	3,025	2,445	5,470
Divestitures (Note 6)	(1,630)	—	(1,630)
Loss on Impairment	(92,627)	—	(92,627)
Acquisitions (Note 4)	98,835	12,945	111,780
Difference in exchange	—	(3,698)	(3,698)
Balance at December 31, 2022	$553,203	$71,926	$625,129

Purchase price adjustments relate to remeasurement period adjustments, which were retrospectively reflected in the acquisition tables in Note 4 – Acquisitions.

The Company allocated goodwill to reporting units within its operating segments; accordingly, each reporting unit represents the operations dedicated to the cultivation, processing and sale of cannabis within the applicable jurisdiction. Upon the change in the Company’s reportable segments as described Note 19 – Segment reporting, Select goodwill has been allocated to the applicable states in which Select branded products are sold utilizing a relative fair value approach.

At the Company’s annual impairment assessment date occurring on October 1, 2022, management tested the individual reporting units for impairment. The recoverable amount of the reporting units were determined based on the value in use fair value market based measurement method using level 2 and level 3 inputs that were ultimately determined to be market participant assumptions. The recoverable amount for all reporting units were valued using a discounted cash flow model, a variation of the income approach, and corroborated with value indications from certain market approaches, specifically the publicly-traded guideline company method and the comparable transaction method. It is reasonably possible that future changes in assumptions may negatively impact future assessments of the recoverable amount of the Company’s assets. The Company will continue to evaluate the recoverability of its assets on an annual basis.

The significant assumptions applied in the determination of the recoverable amount are described as follows:

i.	Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends. The forecasts were extended to a total of nine years for reporting units within the Domestic reportable segment to thirteen years for the International reporting segment (with a terminal year thereafter) based on the relative immaturity of the industry to derive each reporting unit’s recoverable amount;
ii.	Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators, and projected industry growth;
iii.	Post-tax discount rate: The post-tax discount rate is reflective of the reporting units Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium, and after-tax cost of debt based on corporate bond yields; and
iv.	Tax rate: The tax rates used in determining the future cash flows were those effectively enacted based on jurisdiction at the respective valuation date.

Key assumptions used in calculating the recoverable amount for each reporting unit grouping tested for impairment is outlined in the following table:

Reporting units	Recoverable amount	Terminal value growth rate	Post-tax discount rate	Tax rate
Arizona	$394,670	3.00%	16.00%	25.90%
Colorado	(15,100)	3.00%	16.00%	25.55%
Connecticut	144,940	3.00%	17.00%	28.50%
Florida	1,026,350	3.00%	17.00%	26.50%
Illinois	292,150	3.00%	16.00%	30.50%
Maine	23,920	3.00%	16.00%	24.50%
Maryland	151,520	3.00%	17.00%	29.25%
Massachusetts	50,420	3.00%	16.00%	29.00%
Michigan	15,130	3.00%	16.00%	27.00%
Nevada	120,580	3.00%	18.00%	21.00%
New Jersey	992,840	3.00%	17.00%	32.50%
North Dakota	(4,330)	3.00%	17.00%	25.31%
Ohio	70,890	3.00%	17.00%	21.00%
Oregon	12,580	3.00%	16.00%	27.60%
Pennsylvania	277,810	3.00%	17.00%	30.99%
International	283,987	3.00%	18.00%	23.43%

The recoverable amount of the reporting units were compared to the total reporting unit carrying amount for each reporting unit grouping for impairment testing procedures. As a result of the impairment tests, management concluded that the carrying value of the following reporting units within the Domestic reportable segment were lower than their recoverable amounts and recorded no impairment, except as it relates to the following reporting units:

Reporting Units	Carrying Value of Goodwill	Goodwill Impairment
Colorado	$32,324	$32,324
Maine	2,688	2,688
Maryland	65,741	24,366
Massachusetts	26,156	26,156
Michigan	3,953	3,953
North Dakota	2,212	2,212
Oregon	928	928